April 1, 2011

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Northern Institutional Funds
Post-Effective Amendment No. 67
1933 Act Registration No. 002-80543
1940 Act Registration No. 811-03605

Ladies and Gentlemen:

In accordance with Rule 497(j) of Regulation C under the Securities Act of 1933, as amended, Northern Institutional Funds (the “Trust”) certifies that:

a. the form of the Trust’s (i) Equity Portfolios Prospectus; (ii) Global Tactical Asset Allocation Prospectus; (iii) Large Cap Index Portfolio Prospectus; (iv) Fixed Income Portfolios Prospectus; (v) Money Market Portfolios – Shares Prospectus; (vi) Money Market Portfolios – Service and Premier Shares Prospectus; (vii) Prime Obligations Portfolio Prospectus; (viii) Equity, Global Tactical Asset Allocation, Fixed Income and Money Market Portfolios Statement of Additional Information; (ix) Large Cap Index Portfolio Statement of Additional Information; and (x) Prime Obligations Portfolio Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in Post-Effective Amendment No. 67 to the Trust’s registration statement on Form N-1A; and

b. the text of Post-Effective Amendment No. 67 to the Trust’s registration statement was filed with the Commission via EDGAR on March 28, 2011 (Accession No. 0001193125-11-079806) with an effective date of April 1, 2011.

Please do not hesitate to contact the undersigned at (312) 557-8746 if you have any questions.

Very truly yours,

/s/ Shanna Palmersheim
Shanna Palmersheim
Assistant Secretary

cc:	Craig Carberry, Esq.
Diana McCarthy, Esq.
Owen Meacham, Esq.